Description of Business and Summary of Significant Accounting Policies - Narrative (Detail) shares in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) plan	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) payment_plan	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) plan	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Jan. 01, 2020 USD ($)	Jan. 01, 2019 USD ($)	Jan. 01, 2018 USD ($)	Jan. 01, 2017 USD ($)
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of reportable segments	2					2	2
Number of payment plans | payment_plan			2
Restricted stock units outstanding to purchase shares included in diluted earnings per common share (in shares) | shares					2			4	5
(Decrease) increase in depreciation expenses				$ (14,371)				$ (15,186)	$ (14,741)
Operating lease liability	$ 21,654	$ 21,654	$ 21,654	21,654	$ 21,654	$ 21,654	$ 21,654
Operating lease right-of-use assets	$ 22,694	$ 22,694	$ 22,694	$ 22,694	$ 22,694	$ 22,694	$ 22,694				$ 23,241
Accounting Standards Update 2016-02
Organization And Summary Of Significant Accounting Policies [Line Items]
Operating lease liability											22,100
Operating lease right-of-use assets											23,241
Property Plant and Equipment by Estimated Useful Life | Cable Fiber and Telephone Poles
Organization And Summary Of Significant Accounting Policies [Line Items]
(Decrease) increase in depreciation expenses								$ 271
Retained Earnings
Organization And Summary Of Significant Accounting Policies [Line Items]
Cumulative effect of applying new accounting standards, net of tax											(410)	$ (2,232)	$ 0
Retained Earnings | Accounting Standards Update 2016-02
Organization And Summary Of Significant Accounting Policies [Line Items]
Cumulative effect of applying new accounting standards, net of tax											$ (410)
Non-Network Internal-Use Software | Minimum
Organization And Summary Of Significant Accounting Policies [Line Items]
Useful life for finite-lived intangible assets, years		3 years
Non-Network Internal-Use Software | Maximum
Organization And Summary Of Significant Accounting Policies [Line Items]
Useful life for finite-lived intangible assets, years		7 years
Fixed Term Plan
Organization And Summary Of Significant Accounting Policies [Line Items]
Contract term		24 months
Device Payment Plan
Organization And Summary Of Significant Accounting Policies [Line Items]
Contract term		24 months
Subsequent event | Scenario, Forecast | Minimum | Retained Earnings | Accounting Standards Update 2016-13
Organization And Summary Of Significant Accounting Policies [Line Items]
Cumulative effect of applying new accounting standards, net of tax										$ 150
Cumulative effect of applying new accounting standards, pre-tax										200
Subsequent event | Scenario, Forecast | Maximum | Retained Earnings | Accounting Standards Update 2016-13
Organization And Summary Of Significant Accounting Policies [Line Items]
Cumulative effect of applying new accounting standards, net of tax										225
Cumulative effect of applying new accounting standards, pre-tax										$ 300